Provision for /(Reversal of) expected credit losses on receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Provision for /(Reversal of) expected credit losses on receivables and other assets
Schedule of provision for (reversal of) expected credit losses for receivables and other assets

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Reversal for loan principal and financing service fee receivables	(209,396,631)	—	—	—
Collection of return of finance lease receivables	(5,086,116)	(4,954,732)	(2,848,564)	(390,252)
Reversal for contract assets	(31,168)	—	—	—
Expected credit loss for accounts receivables	—	199,711	105,538	14,459
Expected credit loss/(reversal) for other current assets	(8,061,187)	29,314,107	(14,764,657)	(2,022,750)
Expected credit loss/(reversal) for other non-current assets	1,453,719	94,462	(1,108,096)	(151,808)
	(221,121,383)	24,653,548	(18,615,779)	(2,550,351)